Rebuttal Findings 11.01.2019

Seller:

Deal ID:

Total Loan Count: 8

Loan Number	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
XXXX	1 of 1	XXXX	XXXX	Compliance	HUD Final- missing	21750115	I found page number 2 of final hud however unable to find out first page of hud in package.					4	4	4	4
XXXX	1 of 2	XXXX	XXXX	Compliance	Disclosures Federal Late	22045353	There was no date evident on the Servicing Disclosure to determine if it was disclosed within 3 business days of the application date, XXXX					2	2	2	2
XXXX	1 of 1	XXXX	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	22045370	The loan is in compliance with all applicable laws and regulations.					1	1	1	1
XXXX	1 of 5	XXXX	XXXX	Compliance	Disclosures Federal Late	22045414	The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XXXX: Service Provider List and Servicing Disclosure Statement.					2	2	2	2
XXXX	2 of 5	XXXX	XXXX	Compliance	HOC- Late	22045417	The Homeownership Counseling Disclosure provided in the loan file was not disclosed within 3 days of the application date					2	2	2	2
XXXX	3 of 5	XXXX	XXXX	Compliance	Initial GFE Date	22045416	The Initial GFE Date is more than 3 business days from the Application Date.					2	2	2	2
XXXX	4 of 5	XXXX	XXXX	Compliance	Initial TIL Date	22045415	The Initial Disclosure Date is more than 3 business days from the Application Date.					2	2	2	2
XXXX	1 of 4	XXXX	XXXX	Compliance	Final TIL	21750336	The final TIL is missing from the file. A review for compliance could not be performed.					3	3	3	3
XXXX	2 of 4	XXXX	XXXX	Compliance	Flood Cert Missing	21750338	The Flood Cert is missing from the Loan file.					2	2	3	3
XXXX	3 of 4	XXXX	XXXX	Compliance	Initial GFE Missing	21750339	The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.					4	4	3	3
XXXX	4 of 4	XXXX	XXXX	Compliance	Missing HUD	21750337	There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.					4	4	3	3
XXXX	1 of 2	XXXX	XXXX	Compliance	QM FAIL	22045324	This loan failed the qualified mortgage balloon payment test. (12 CFR 1026.43(e)(2)(i)(C ))A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not result in a balloon payment.This loan has a balloon payment. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).					2	2	2	2
XXXX	1 of 3	XXXX	XXXX	Compliance	Right to Rescind	21749846	The file contains no evidence of the Right to Cancel Notice.	Void	Rebuttal 1 (03/21/2018 2:09PM) Not required because this is a 2nd home. Uploaded to Team Site: Finding 1 = Document showing the NRTC is waived (2nd page)	Response 1 (03/21/2018 3:48PM) Further review of the Boarding Data Sheet in the loan file confirmed the subject ts not a primary residence; therefore, a rescission period was not required.		4	1	4	4
XXXX	2 of 3	XXXX	XXXX	Credit	Income Docs	21827605	The borrower is a self employed physician. The loan file contains copies of 2015 and 2014 personal and business returns, and the borrower filed an extension for 2016. The subject loan closed on XXXX with an application date of XXXX. A P&L covering the tax year of 2016 and YTD is required, however, is not in file to document current income and employment. In addition, the loan file does not contain a business search for the borrower.	Disagree		Response 1 (01/07/2019 3:52PM) Originator is unable to provide certain supporting documentation relating to the loan.		2	4	4	4
XXXX	3 of 3	XXXX	XXXX	Credit	REO PITI	21819915	The loan file does not contain evidence of the taxes, and insurance and/or HOA for the borrower’s primary residence or vacant land as needed to verify the correct monthly payments for each.	Disagree		Response 1 (01/07/2019 3:50PM) Originator is unable to provide certain supporting documentation relating to the loan. Response 2 (11/01/2019 10:42AM) The documentation provided is not sufficient to meet QM requirements; however ATR, in full is demonstrated. Unencumbered liquid assets in the amount of $XXXX are sufficient to pay off the $XXXX subject mortgage. Loan is ATR Compliant; however, the loan is Non-QM. (Upheld)		2	4	4	4
XXXX	1 of 11	XXXX	XXXX	Compliance	Missing Mortgage	22045217	The mortgage is missing from the loan file.					4	4	3	3
XXXX	2 of 11	XXXX		Compliance	Flood Cert Missing	22045204	The Flood Cert is missing from the Loan file.					2	2	3	3
XXXX	3 of 11	XXXX	XXXX	Compliance	HOC- missing	22045194	The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.					2	2	3	3
XXXX	4 of 11	XXXX	XXXX	Compliance	Intial Escrow Account	22045207	The initial Escrow Account Statement is missing from the file.					2	2	3	3
XXXX	5 of 11	XXXX	XXXX	Compliance	Misc Compliance Findings	22045364	The FACTA disclosure is missing from the loan file.					2	2	3	3
XXXX	6 of 11	XXXX	XXXX	Compliance	Right to Rescind Missing	22045206	The file contains no evidence of the Right to Cancel Notice.					4	4	3	3
XXXX	7 of 11	XXXX	XXXX	Compliance	TRID- Missing Closing Disclosure	22045213	There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.					4	4	3	3
XXXX	8 of 11	XXXX	XXXX	Compliance	TRID- Missing Loan Estimate	22045214	The file is missing all Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.					4	4	3	3
XXXX	9 of 11	XXXX	XXXX	Compliance	TRID- SPL Missing	22045195	The file is missing a written list of Service Providers.					4	4	3	3
XXXX	10 of 11	XXXX	XXXX	Credit	Income Docs	21749517	The income/employment is not documented properly according to guides. The loan file did not contain any documentation of the borrowers income. Unable to determine eligibility.	Upheld	Rebuttal 1 (02/06/2018 2:20PM) No Action needed due to Grade 1/2 Rebuttal 2 (09/17/2018 10:28AM) Income documentation uploaded.	Response 1 (09/17/2018 10:29AM) Income documentation provided is not sufficient to cure the finding. (Upheld) Originator is unable to provide certain supporting documentation relating to the loan. As a result, DR is unable to conclusively determine whether the loan was originated in accordance with ATR requirements.		4	4	3	3
XXXX	11 of 11	XXXX	XXXX	Credit	REO PITI	21749528	The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed. The taxes and insurance payment for the borrower’s 2nd home was not documented in the loan file. Additionally, no documentation as provided to confirm these payments were escrowed.	Upheld	Rebuttal 1 (02/06/2018 2:20PM) No Action needed due to Grade 1/2 Rebuttal 2 (09/17/2018 10:34AM) Response please see attached income information for the above file. Per 1003/credit report, customer does not have a mortgage on their 2nd home. Taxes and Insurance were disclosed in the REO section.	Response 1 (09/17/2018 10:40AM) Taxes and insurance were not documented. Explanation received is not sufficient. (Upheld)		4	4	3	3